Intangible Assets (Tables)	12 Months Ended
Feb. 01, 2020
New Academy Holding Company, LLC
Summary of Intangible Assets

Intangible assets consist of the following (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Assets subject to amortization:
Favorable lease rights, net	$—	$15,067
Assets not subject to amortization:
Trade name	577,000	577,000

Trade name and other intangible assets, net	$577,000	$592,067